SCHEDULE OF WARRANT ACTIVITY (Details) - Two Thousand Twenty Four Purchase Warrants [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Warrants, vested, beginning balance | shares	1,125,000
Weighted average exercise price, vested, beginning balance | $ / shares	$ 6.50
Warrants, granted | shares	1,768,227
Weighted average exercise price, granted | $ / shares	$ 2.51
Warrants, exercised | shares	(573,008)
Weighted average exercise price, exercised | $ / shares	$ (2.51)
Warrants, forfeited/cancelled | shares
Weighted average exercise price, forfeited/cancelled | $ / shares
Warrants, vested, ending balance | shares	2,320,219
Weighted average exercise price, vested, ending balance | $ / shares	$ 4.44